Business and Credit Concentrations	12 Months Ended
Dec. 31, 2021
Business and Credit Concentrations
Business and Credit Concentrations

(23) Business and Credit Concentrations

(a) Almost all of the Group’s customers are located in the PRC. There is no individual customer with gross revenue of more than 10% of total gross revenue during the year ended December 31, 2020, and 2019. Hunan Wujo Hi-Tech Materials Co., Ltd. accounted for 17.7% of our total revenue in 2021.

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2021, and 2020.

Percentage of accounts receivable outstanding
December 31, 2021
Hunan Wujo Hi-Tech Materials Co., Ltd.	38.8%

Eternal Photo Electronic Materials (Guangzhou) Co., Ltd.	17.4%

Percentage of accounts receivable outstanding
December 31, 2020
Hunan Wujo Hi-Tech Materials Co., Ltd.	25.7%

Hunan Hori New Materials Co., Ltd.	24.8%

(b) The Group purchased a significant portion of PET resin required for the production of BOPET film from Sinopec Yizheng Chemical Fibre Company Limited (“Sinopec Yizheng”), Hefei Lucky Technology Industry Co., LTD. Jiangyin Branch (“Lucky Jiangyin”) and PetroChina North China Sales Company (“PetroChina”) during the years ended December 31, 2021, 2020, and 2019. The Group believes that there are a limited number of suppliers in the PRC with the ability to consistently supply PET resin that meets the Group’s quality standards and requirements. Currently, the Group has an annual supply agreement with Sinopec Yizheng pursuant to which Sinopec Yizheng has agreed to supply fixed quantities of PET resin to the Group on a monthly basis at the prevailing market prices. The terms of such supply agreement are reviewed annually. Although the Group believes that it maintains a good relationship with its major suppliers, there can be no assurance that Sinopec Yizheng will continue to sell to the Group under normal commercial terms as and when needed.

The following are the vendors that supplied 10% or more of our raw materials for each of the years ended December 31, 2021, 2020, and 2019:

		Percentage of total purchases ()%
Supplier	Item	2021	2020	2019
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	53.9%	48.1%	58.3%
Hefei Lucky Technology Industry Co., LTD. Jiangyin Branch	PET resin and Additives	1.0%	6.2%	10.3%

Weifang Power Supply Company.	Electric power	8.4%	10.4%	8.3%

The balance of advance to supplier to Sinopec Yizheng was RMB2,487 (US$390) as of December 31, 2021.

The balance of advance to supplier to Sinopec Yizheng was RMB2,238 (US$343) as of December 31, 2020.

(c) Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents, accounts receivable, and other receivables arising from its normal business activities. The Company places its cash and cash equivalents in what it believes to be credit-worthy financial institutions. The Company maintains large sums of cash in two major banks in China. The aggregate balance in such accounts as of December 31, 2021, was RMB246,137 (US $38,624). There is no insurance securing these deposits in China. The Company has a diversified customer base, most of which are in China.